Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA FUNDS TRUST

Voya GNMA Income Fund

(the “Fund”)

Supplement dated January 31, 2020

to the Fund’s Class A, Class C, Class I, Class T,

and Class W shares Prospectus (the “Prospectus”),

dated July 31, 2019

On January 24, 2020, the Board of Trustees of Voya Funds Trust approved reductions with respect to the Fund’s management fee, sub-advisory fee, and expense limits, effective January 1, 2020.

Effective January 1, 2020, the Fund’s Prospectus is revised as follows:

1.	The section entitled “Annual Fund Operating Expenses” in the summary section of the Fund’s Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment

Class		A	C	I	T	W
Management Fees	%	0.45	0.45	0.45	0.45	0.45
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.25	None
Other Expenses	%	0.15	0.15	0.14	0.15	0.15
Total Annual Fund Operating Expenses	%	0.85	1.60	0.59	0.85	0.60
Waivers and Reimbursements[3]	%	(0.01)	(0.01)	(0.05)	(0.01)	(0.01)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.84	1.59	0.54	0.84	0.59

[1]	A contingent deferred sales charge applies to shares purchased without an initial sales charge, as part of an investment of $500,000 or more, and redeemed within 6 months of purchase.

[2]	Expense information has been restated to reflect current contractual rates.

[3]	The adviser is contractually obligated to limit expenses to 0.84%, 1.59%, 0.54%, 0.84% and 0.59% for Class A, Class C, Class I, Class T, and Class W shares, respectively, through August 1, 2021. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

2.	The table in the section entitled “Expense Example” in the summary section of the Fund’s Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$334	513	709	1,272
C	Sold	$262	504	870	1,899
	Held	$162	504	870	1,899
I	Sold or Held	$55	184	324	733
T	Sold or Held	$334	513	709	1,272
W	Sold or Held	$60	191	334	749

Voya GNMA Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA FUNDS TRUST

Voya GNMA Income Fund

(the “Fund”)

Supplement dated January 31, 2020

to the Fund’s Class A, Class C, Class I, Class T,

and Class W shares Prospectus (the “Prospectus”),

dated July 31, 2019

On January 24, 2020, the Board of Trustees of Voya Funds Trust approved reductions with respect to the Fund’s management fee, sub-advisory fee, and expense limits, effective January 1, 2020.

Effective January 1, 2020, the Fund’s Prospectus is revised as follows:

1.	The section entitled “Annual Fund Operating Expenses” in the summary section of the Fund’s Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment

Class		A	C	I	T	W
Management Fees	%	0.45	0.45	0.45	0.45	0.45
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.25	None
Other Expenses	%	0.15	0.15	0.14	0.15	0.15
Total Annual Fund Operating Expenses	%	0.85	1.60	0.59	0.85	0.60
Waivers and Reimbursements[3]	%	(0.01)	(0.01)	(0.05)	(0.01)	(0.01)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.84	1.59	0.54	0.84	0.59

[1]	A contingent deferred sales charge applies to shares purchased without an initial sales charge, as part of an investment of $500,000 or more, and redeemed within 6 months of purchase.

[2]	Expense information has been restated to reflect current contractual rates.

[3]	The adviser is contractually obligated to limit expenses to 0.84%, 1.59%, 0.54%, 0.84% and 0.59% for Class A, Class C, Class I, Class T, and Class W shares, respectively, through August 1, 2021. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

2.	The table in the section entitled “Expense Example” in the summary section of the Fund’s Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$334	513	709	1,272
C	Sold	$262	504	870	1,899
	Held	$162	504	870	1,899
I	Sold or Held	$55	184	324	733
T	Sold or Held	$334	513	709	1,272
W	Sold or Held	$60	191	334	749

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2021
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge applies to shares purchased without an initial sales charge, as part of an investment of $500,000 or more, and redeemed within 6 months of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Voya GNMA Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.84%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 334
3 Yrs	rr_ExpenseExampleYear03	513
5 Yrs	rr_ExpenseExampleYear05	709
10 Yrs	rr_ExpenseExampleYear10	1,272
1 Yr	rr_ExpenseExampleNoRedemptionYear01	334
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	513
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	709
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,272
Voya GNMA Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.59%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 262
3 Yrs	rr_ExpenseExampleYear03	504
5 Yrs	rr_ExpenseExampleYear05	870
10 Yrs	rr_ExpenseExampleYear10	1,899
1 Yr	rr_ExpenseExampleNoRedemptionYear01	162
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	504
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	870
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,899
Voya GNMA Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.54%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 55
3 Yrs	rr_ExpenseExampleYear03	184
5 Yrs	rr_ExpenseExampleYear05	324
10 Yrs	rr_ExpenseExampleYear10	733
1 Yr	rr_ExpenseExampleNoRedemptionYear01	55
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	184
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	324
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 733
Voya GNMA Income Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.84%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 334
3 Yrs	rr_ExpenseExampleYear03	513
5 Yrs	rr_ExpenseExampleYear05	709
10 Yrs	rr_ExpenseExampleYear10	1,272
1 Yr	rr_ExpenseExampleNoRedemptionYear01	334
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	513
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	709
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,272
Voya GNMA Income Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.59%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 60
3 Yrs	rr_ExpenseExampleYear03	191
5 Yrs	rr_ExpenseExampleYear05	334
10 Yrs	rr_ExpenseExampleYear10	749
1 Yr	rr_ExpenseExampleNoRedemptionYear01	60
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	191
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	334
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 749

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 0.84%, 1.59%, 0.54%, 0.84% and 0.59% for Class A, Class C, Class I, Class T, and Class W shares, respectively, through August 1, 2021. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.